Consolidated Statements of Profit or Loss and Other Comprehensive Income - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Net revenue	$ 13,009,507	$ 11,507,549	$ 10,067,683
Cost of sales	3,701,255	3,579,093	4,498,008
Gross profit	9,308,252	7,928,456	5,569,675
Administrative expenses	2,908,945	2,596,642	1,247,742
Selling expenses	3,460,367	2,808,030	1,256,289
Distribution expenses	593,174	473,516	463,779
Total operating expense	6,962,486	5,878,188	2,967,810
Divestment of subsidiaries		(21,862)
Operating income	2,345,766	2,028,406	2,601,865
Financing income (cost):
Interest expense	(820,262)	(543,321)	(75,818)
Interest income	45,056	28,689	25,872
Unrealized (loss) gain in valuation of derivative financial instruments	(32,591)	(43,522)	330,315
Foreign exchange gain	267,363	254,198	241,593
Foreign exchange loss	(374,210)	(337,566)	(561,332)
Total financing income (cost)	(914,644)	(641,522)	(39,370)
Income before income taxes	1,431,122	1,386,884	2,562,495
Income taxes:
Current	645,521	533,522	791,856
Deferred	(261,137)	(16,602)	22,700
Total income taxes	384,384	516,920	814,556
Net income for the year	1,046,738	869,964	1,747,939
Net income for the year attributable to:
Owners of the Group	1,049,461	872,557	1,751,645
Non-controlling interest	(2,723)	(2,593)	(3,706)
Net income for the year	1,046,738	869,964	1,747,939
Items that are or may be reclassified subsequently to profit or loss:
Currency effects	(4,349)	(8,653)
Items that will not be reclassified subsequently to profit or loss:
Remeasurement of defined benefit obligation, net of taxes	(22,360)	15,585	83
Total comprehensive income for the year	1,020,029	876,896	1,748,022
Comprehensive income for the year attributable to:
Owners of the Group	1,022,752	879,489	1,751,728
Non-controlling interest	(2,723)	(2,593)	(3,706)
Total comprehensive income for the year	$ 1,020,029	$ 876,896	$ 1,748,022
Basic earnings per common share (pesos) (in Pesos per share and Dollars per share)	$ 28.18	$ 23.42	$ 47.38
Diluted earnings per common share (pesos) (in Pesos per share and Dollars per share)	$ 28.16	$ 23.41	$ 46.91